Reconciliation of profit before interest and taxation to headline PBIT (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation of Profit Before Interest and Taxation to Headline PBIT

Reconciliation of profit before interest and taxation to headline PBIT:

	2017 £m	2016 £m	2015 £m
Profit before interest and taxation	2,021.7	2,112.9	1,679.0
Amortisation and impairment of acquired intangible assets	195.1	168.4	140.1
Goodwill impairment	27.1	27.0	15.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)	(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)	(165.0)
Investment write-downs	95.9	86.1	78.7
Restructuring costs	56.8	27.4	106.2
IT asset write-downs	–	–	29.1
Share of exceptional (gains)/losses of associates	(0.8)	15.2	21.8
Headline PBIT	2,267.1	2,160.3	1,774.0